ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Schedule of changes in Accumulated Other Comprehensive Income (Loss) by Component

Changes in Accumulated Other Comprehensive Income by Component (1) (unaudited) (in thousands)

	Unrealized
	Gains and Losses on
	Available for Sale
	Securities
	For the Three Months Ending March 31
	2015	2014
Beginning Balance	$791	$(5,126)
Unrealized holding gains (losses) for the period, net of tax	942	3,375
Reclassification adjustment for:
Securities gains realized in income	(8)	(188)
Income taxes	(3)	(64)
Securities gains realized in income, net	(5)	(124)
Net current period other comprehensive income	937	3,251
Ending balance	$1,728	$(1,875)

	Unrealized
	Gains and Losses on
	Available for Sale
	Securities
	2014	2013

Beginning Balance	$(5,126,183)	$4,283,247

Unrealized holding gains (losses) for the period, net of tax	6,554,737	(8,770,910)

Reclassification adjustment for:

Securities gains realized in income	(965,985)	(967,454)
Income taxes	(328,435)	(328,934)
	(637,550)	(638,520)

Net current period other comprehensive income	5,917,187	(9,409,430)

Ending balance	$791,004	$(5,126,183)

Significant amounts reclassified out of each component of AOCI

The following is significant amounts reclassified out of each component of accumulated other comprehensive Income (Loss) for the three months ending March 31, 2015 and 2014:

March 31, 2015

Details about	Amount	Affected Line Item
Accumulated Other	Reclassified From	in the Statement
Comprehensive	Accumulated Other	Where Net
Income Components	Comprehensive Income	Income is Presented

Unrealized gains and losses on available-for-sale securities	$(8)	Securities gains, net
	3	Provision for income taxes

	(5)	Net of tax

March 31, 2014

Details about	Amount	Affected Line Item
Accumulated Other	Reclassified From	in the Statement
Comprehensive	Accumulated Other	Where Net
Income Components	Comprehensive Income	Income is Presented

Unrealized gains and losses on available-for-sale securities	$(188)	Securities gains, net
	64	Provision for income taxes

	(124)	Net of tax

December 31, 2014

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified From Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented

Unrealized gains and losses on available-for-sale securities	$(965,985)	Securities gains, net

	328,435	Provision for income taxes

	(637,550)	Net of tax

December 31, 2013

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified From Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented

Unrealized gains and losses on available-for-sale securities	$(967,454)	Securities gains, net

	328,934	Provision for income taxes

	(638,520)	Net of tax